Business Combination - Summary of Proceeds from Business Combination (Details) $ in Thousands	Aug. 11, 2021 USD ($)
Business Acquisition [Line Items]
Cash inflow from PIPE	$ 100,000
Capitalized transaction costs	(43,825)
Net cash received from the Business Combination	124,141
SC Health
Business Acquisition [Line Items]
Cash inflow from recapitalization	17,966
SC Health Sponsor
Business Acquisition [Line Items]
Cash inflow from recapitalization	$ 50,000